PROSPECTUS – NOVEMBER 1, 2005

Dreyfus Florida Municipal Money Market Fund

Seeks current income exempt from federal income tax by investing in short-term, high-quality municipal obligations

This prospectus is to be used only by clients of Northwestern Mutual Investment

Services, LLC. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Fund

Goal/Approach	1
Main Risks	2
Past Performance	3
Expenses	4
Management	5
Financial Highlights	7

Your Investment

Account Policies	8
Distributions and Taxes	10

For More Information

See back cover.

The Fund

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to strict federal requirements and must maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

To pursue this goal, the fund normally invests at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax and which enable the fund's shares to be exempt from the Florida intangible personal property tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income tax and Florida intangible personal property tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments and municipal obligations that pay income exempt from federal income tax, but which may subject the fund's shares to the Florida intangible personal property tax, including when the fund manager believes that acceptable Florida municipal obligations are unavailable for investment.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less

• invest only in high quality, dollar-denominated obligations

Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

The Fund 1

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default
  Florida's economy and revenues underlying its municipal obligations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Concepts to understand

Credit rating: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating still has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year.The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The fund's year-to-date total return as of 9/30/05 was 1.31% .

Average annual total returns as of 12/31/04
1 Year	5 Years	10 Years

0.69%	1.65%	2.36%

For the fund's current yield, call toll-free:

1-800-645-6561.

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 3

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Shareholder services fee	0.02%
Other expenses	0.08%

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund's yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

For the fiscal year ended June 30, 2005, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.49%, reducing total expenses from 0.60% to 0.59% . This waiver was voluntary.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

MANAGEMENT

Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $170 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.49% of the fund's average daily net assets. A discussion regarding the basis for the board's approving the fund's management agreement with Dreyfus is available in the fund's annual report for the fiscal year ended June 30, 2005. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $4.5 trillion in assets under management, administration or custody, including $766 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the Funds) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the Amended Complaint) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleged violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs sought to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claimed, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs asserted that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further alleged that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors. The Amended Complaint sought compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation were asserted derivatively on behalf of the Funds named as nominal defendants. With respect to such derivative claims, no relief was sought against the Funds. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. In a Memorandum Opinion dated September 28, 2005, the Court dismissed all of the claims except for a claim against Dreyfus under the 1940 Act, which alleged that Dreyfus had breached a duty to the Funds by charging advisory fees that were excessive.The Court dismissed certain claims on the grounds that they were derivative in nature and that plaintiffs had not pled facts that would excuse their failure to make pre-litigation demand on the boards of the Funds. Plaintiffs were given permission to file an amended claim if they had

The Fund 5

MANAGEMENT (continued)

other grounds to excuse their failure to make demand. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus' ability to perform its contract with the Funds.

Distributor

The fund's distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any shareholder services fees or other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distribu-

tions.These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

			Year Ended June 30,
		2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.013	.005	.008	.015	.033
Distributions:	Dividends from investment income — net	(.013)	(.005)	(.008)	(.015)	(.033)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.26	.49	.82	1.46	3.34

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.60	.61	.63	.62	.64
Ratio of net expenses to average net assets		.59	.60	.60	.59	.60
Ratio of net investment income to average net assets		1.27	.49	.80	1.43	3.26

Net assets, end of period ($ x 1,000)		332,629	312,129	265,683	215,333	219,044

The Fund 7

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. The fund's portfolio securities are valued based on amortized cost, which does not take into account unrealized gains or losses.As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price.This method of valuation is designed to enable the fund to price its shares at $1.00 per share. Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.To purchase fund shares, contact your financial representative.

Concepts to understand

Net asset value (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult your financial representative for further information.

General policies

Unless you decline teleservice privileges on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusu- al market conditions change its minimum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusu- al market conditions or in cases of very large redemptions, excessive trading or during unusu- al market conditions)
  "redeem in kind," or make payments in portfolio securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

The fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

Your Investment 9

The fund also reserves the right to:

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal income tax, and that its shares will be exempt from the Florida intangible personal property tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

NOTES

NOTES

NOTES

To Contact Northwestern Mutual Investment Services, LLC

By telephone:
Call your Northwestern Mutual Financial Network representative or 1-866-664-7737.
By mail:
Northwestern Mutual Investment Services, LLC
P.O. Box 3041
Milwaukee, WI 53201
On the internet:
http://www.nminvestments.com

If you want more information about the fund, the following documents are free upon request:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. The fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com , under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

How Can I Get More Information?

You can also review and copy the fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For more information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the fund from the EDGAR Database on the SEC's web site at http://www.sec.gov . Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102

(SEC file number 811-4236)

0741P1105-NMIS

INFORMATION ON INVESTING IN THE MONEY MARKET FUNDS

Purchases by Sweep

Your Janney Montgomery Scott Brokerage Account ("Account") is coded to sweep cash balances into shares of the Fund you have selected. There is no minimum investment for your money market fund account. Free credit balances arising in your Account from dividend payments, interest payments and other credits will be invested in the selected Fund on the business day after posting. Free credit balances arising from the sale of securities will be invested into the selected Fund on the settlement day. Sufficient monies to pay for security purchases which have not yet settled will be held back and not invested in the Fund.

Purchases by Check

Mail or deliver your check to Janney Montgomery Scott who will deposit it into your Account. Please indicate your Account number on the check. Checks deposited incur a two day hold before being invested into your account.

Redemptions by Check

You must first complete an application which you can obtain from your Financial Consultant. The check writing service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. With this service, you may write checks made payable to any payee.

Redemptions by Sweep

A sufficient number of shares will be redeemed automatically on the settlement date to pay for all securities transactions. A sufficient number of shares will also be redeemed to satisfy any withdrawals or debits posted to the Account.

TO CONTACT JANNEY MONTGOMERY SCOTT LLC

By Telephone

Call your Janney Financial Consultant or 800-JANNEYS

By Mail

Janney Montgomery Scott LLC, Attn: Central Asset Account Department 1801 Market Street, Philadelphia, PA 19103

On the Internet http://www.jmsonline.com

How Can I Get More Information?

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your Janney Financial Consultant.

PRESENTS THE FOLLOWING DREYFUS MONEY MARKET FUNDS

  General Money Market Fund
  General Government Securities Money Market Fund
  General Treasury Prime Money Market Fund
  General Municipal Money Market Fund
  General California Municipal Money Market Fund
  General New York Municipal Money Market Fund
  Dreyfus Connecticut Municipal Money Market Fund
  Dreyfus Florida Municipal Money Market Fund
  Dreyfus Massachusetts Municipal Money Market Fund
  Dreyfus New Jersey Municipal Money Market Fund
  Dreyfus Pennsylvania Municipal Money Market Fund

1801 Market Street Philadelphia, PA 19103-1675

Member: NYSE • NASD • SIPC

© 2005 Dreyfus Service Corporation, Distributor

THIS IS NOT A PROSPECTUS. SEE INSIDE FOR PROSPECTUSES. THIS IS NOT A PROSPECTUS. SEE INSIDE FOR PROSPECTUSES.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS IS NOT A PROSPECTUS. SEE INSIDE FOR PROSPECTUSES.

GENERAL
MONEY MARKET	FUNDS

Seeking current income, safety of principal and liquid- ity by investing in high quality, short-term securities

PROSPECTUS April 1, 2005 CLASS B SHARES

  General Money Market Fund, Inc.
  General Government Securities Money Market Fund
  General Treasury Prime Money Market Fund
  General Municipal Money Market Fund
  General California Municipal Money Market Fund
  General New York Municipal Money Market Fund
Contents

THE FUNDS
Introduction	2
General Money Market Fund	2
General Government Securities Money Market Fund	3
General Treasury Prime Money Market Fund	5
General Municipal Money Market Fund	6
General California Municipal Money Market Fund	7
General New York Municipal Money Market Fund	8
Management	10
Financial Highlights	11

YOUR INVESTMENT
Account Policies	14
Distribution and Taxes	15

FOR MORE INFORMATION See back cover.

This combined prospectus is to be used only by clients of Janney Montgomery Scott LLC.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1 GENERAL MONEY MARKET FUNDS

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each fund strives to reach its stated goal, although as with all mutual funds, no fund can offer guaranteed results.

As a money market fund, each fund seeks to maintain a $1.00 price per share and is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal money market fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

  securities issued or guaranteed by the U.S. government or its agen- cies or instrumentalities certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches repurchase agreements
  asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with float- ing or variable rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and reg- ulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

2 GENERAL MONEY MARKET FUNDS

Average annual total returns
as of 12/31/04
		Since inception
1 Year	5 Years	(3/31/95)

0.42%	2.19%	3.43%

For the fund's current yield, call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.08%

Total	1.03%

For the fiscal year ended November 30, 2004, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.03% to 1.00% . This undertaking was voluntary.

Expense example
1 Year	3 Years	5 Years	10 Years

$105	$328	$569	$1,259

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund's distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests solely in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements collateralized by these securities. These instruments include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. Alternatively, interest rates could drop, thereby reducing the fund's yield.

3 GENERAL MONEY MARKET FUNDS

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/04

		Since inception
1 Year	5 Years	(3/31/95)

0.40%	2.09%	3.31%

For the fund's current yield, call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.09%

Total	1.04%

For the fiscal year ended November 30, 2004, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.04% to 0.98% .This undertaking was voluntary.

Expense example
1 Year	3 Years	5 Years	10 Years

$106	$331	$574	$1,271

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund's distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

4 GENERAL MONEY MARKET FUNDS

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. Alternatively, interest rates could drop, thereby reducing the fund's yield.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/04

		Since inception
1 Year	5 Years	(12/1/99)

0.34%	1.85%	1.89%

For the fund's current yield, call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.20%

Total	1.15%

For the fiscal year ended November 30, 2004, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.15% to 0.92% . This undertaking was voluntary.

Expense example
1 Year	3 Years	5 Years	10 Years

$117	$365	$633	$1,398

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges. The Shareholder services fee is paid to the fund's distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees to be paid by the fund for items such as transfer agency, custody, professional

5 GENERAL MONEY MARKET FUNDS

and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counter-party may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal personal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/04
		Since inception
1 Year	5 Years	(3/31/95)

0.30%	1.23%	1.93%

For the fund's current yield, call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

The Shareholder services fee is paid to the fund's distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

6 GENERAL MONEY MARKET FUNDS

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.10%

Total	1.05%

For the fiscal year ended November 30, 2004, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 0.99% . This undertaking was voluntary.

Expense example
1 Year	3 Years	5 Years	10 Years

$107	$334	$579	$1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the portfolio manager believes that acceptable

California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax.

Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default
  California's economy and revenues underlying its municipal obli- gations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counter-party may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal obligations that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

7 GENERAL MONEY MARKET FUNDS

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/04

		Since inception
1 Year	5 Years	(8/1/95)

0.29%	1.09%	1.71%

For the fund's current yield, call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.15%

Total	1.10%

For the fiscal year ended November 30, 2004, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.10% to 0.99% .This undertaking was voluntary.

Expense example
1 Year	3 Years	5 Years	10 Years

$112	$350	$606	$1,340

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund's distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping, and/or sub-transfer agency services to beneficial owners of the fund.

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax.

Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its tax-

8 GENERAL MONEY MARKET FUNDS

ing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default
  New York's economy and revenues underlying its municipal obli- gations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counter-party may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal obligations that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/04

		Since inception
1 Year	5 Years	(9/8/95)

0.26%	1.18%	1.78%

For the fund's current yield, call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.13%

Total	1.08%

For the fiscal year ended November 30, 2004, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.08% to 0.96% . This undertaking was voluntary.

Expense example
1 Year	3 Years	5 Years	10 Years

$110	$343	$595	$1,317

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

9 GENERAL MONEY MARKET FUNDS

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund's distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping, and/or sub-transfer agency services to beneficial owners of the fund.

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $159 billion in approximately 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $4.0 trillion of assets under management, administration or custody, including approximately $707 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus funds and the Dreyfus Founders funds (together, the funds). In September 2004, plaintiffs served a consolidated amended complaint (the amended complaint) on behalf of a purported class of all persons who acquired interests in any of the funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the funds. The amended complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation (DSC), Premier Mutual Fund Services, Inc. and two additional fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the funds that were closed to new investors. The amended complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the amended complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse effect on the funds or Dreyfus' ability to perform its contract with the funds.

Distributor

Each fund's distributor is DSC, a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the funds. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are

10 GENERAL MONEY MARKET FUNDS

referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of Ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of the Class B shares of each fund for the periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

			Year Ended November 30,
General Money Market Fund		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.003	.003	.012	.039	.054
Distributions:	Dividends from investment income — net	(.003)	(.003)	(.012)	(.039)	(.054)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.34	.33	1.20	3.98	5.53

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.03	1.01	1.01	1.03	1.02
Ratio of net expenses to average net assets		1.00	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets		.32	.33	1.19	3.81	5.41

Net assets, end of period ($ x 1,000)		4,956,821	5,633,657	5,458,986	4,713,819	3,338,285

General Government Securities			Year Ended November 30,
Money Market Fund		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.003	.003	.011	.037	.052
Distributions:	Dividends from investment income — net	(.003)	(.003)	(.011)	(.037)	(.052)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.32	.29	1.14	3.81	5.29

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.04	1.03	1.03	1.04	1.03
Ratio of net expenses to average net assets		.98	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets		.30	.29	1.13	3.60	5.15

Net assets, end of period ($ x 1,000)		719,095	933,041	1,014,283	826,720	552,238

11 GENERAL MONEY MARKET FUNDS

General Treasury Prime				Year Ended November 30,
Money Market Fund		2004	2003	2002	2001	2000[1]

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.003	.002	.009	.032	.049
Distributions:	Dividends from investment income — net	(.003)	(.002)	(.009)	(.032)	(.049)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.28	.24	.86	3.27	5.00

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.15	1.12	1.08	1.13	5.97
Ratio of net expenses to average net assets		.92	.94	1.00	1.00	1.00
Ratio of net investment income to average net assets		.26	.24	.84	2.94	5.14

Net assets, end of period ($ x 1,000)		29,806	30,537	22,878	11,987	5,385

1From December 1, 1999 (commencement of operations) to November 30, 2000.

			Year Ended November 30,
General Municipal Money Market Fund		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.002	.002	.006	.021	.031
Distributions:	Dividends from investment income — net	(.002)	(.002)	(.006)	(.021)	(.031)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.25	.20	.59	2.16	3.16

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.05	1.04	1.04	1.04	1.05
Ratio of net expenses to average net assets		.99	.96	1.00	.98	.98
Ratio of net investment income to average net assets		.24	.20	.59	2.12	3.10

Net assets, end of period ($ x 1,000)		544,079	584,839	561,088	447,614	412,041

1From December 1, 1999 (commencement of operations) to November 30, 2000.

12 GENERAL MONEY MARKET FUNDS

General California Municipal			Year Ended November 30,
Money Market Fund		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.002	.004	.006	.018	.026
Distributions:	Dividends from investment income — net	(.002)	(.004)	(.006)	(.018)	(.026)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.24	.36	.62	1.78	2.63

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.10	1.07	1.10	1.04	1.05
Ratio of net expenses to average net assets		.98	.83	1.00	1.00	1.00
Ratio of net investment income to average net assets		.24	.30	.61	1.86	2.53

Net assets, end of period ($ x 1,000)		16,920	17,670	8,016	3,795	9,948

General New York Municipal			Year Ended November 30,
Money Market Fund		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.002	.003	.005	.020	.030
Distributions:	Dividends from investment income — net	(.002)	(.003)	(.005)	(.020)	(.030)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.22	.31	.52	2.03	3.05

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.08	1.07	1.06	1.05	1.06
Ratio of net expenses to average net assets		.95	.80	1.00	.98	.98
Ratio of net investment income to average net assets		.20	.32	.52	1.89	2.94

Net assets, end of period ($ x 1,000)		25,609	38,468	45,352	41,580	36,056

13 GENERAL MONEY MARKET FUNDS

Your Investment

ACCOUNT POLICIES

Buying shares

General Funds are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. Contact your financial representative for further information.

Applicable to General Money Market Fund, General Government Securities Money Market Fund and General Treasury Prime Money Market Fund only:

Your price for fund shares is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund's transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

If your order in proper form is placed, and payments are received in or converted into Federal Funds, prior to 12:00 noon, the order will become effective at the price determined at 5:00 p.m. and you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 noon, you will begin to accrue dividends on the following business day.

Applicable to General California Municipal Money Market Fund, General Municipal Money Market Fund and General New York Municipal Money Market Fund only:

Your price for fund shares is the fund's net asset value (NAV), which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund's transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

If your order in proper form is placed prior to 3:00 p.m. and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV next determined after the order is accepted and you will receive the dividend declared that day. If an order in proper form is placed after 3:00 p.m., but prior to 8:00 p.m. and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV next determined at 8:00 pm and you will begin to accrue dividends on the following business day.

All times are Eastern time.

Each fund's portfolio securities are valued at amortized cost, which is a method of valuing a money market fund's portfolio securities and which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for each fund to be able to price its shares at $1.00 per share.

Selling Shares

You may sell (redeem) shares at any time through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General Policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, none of the funds has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as each fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of each fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

14 GENERAL MONEY MARKET FUNDS

Each fund reserves the right to:

  refuse any purchase request
  change or discontinue its exchange privilege, or temporarily sus- pend this privilege during unusual market conditions change its minimum investment amount
  delay sending out redemption proceeds for up to seven days (gen- erally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  "redeem in kind" or make payments in portfolio securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

A fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so.

DISTRIBUTION AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, are taxable to you as qualified dividends and capital gains.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

With respect to the California Municipal Money Market Fund and New York Municipal Money Market Fund, for California and New York state and city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state's personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

15 GENERAL MONEY MARKET FUNDS

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. The fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus. com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

CONTACT JANNEY MONTGOMERY SCOTT LLC:

By Telephone

Call your Janney Financial Consultant or 800-JANNEYS.

By Mail

Janney Montgomery Scott LLC, Attn: Central Asset Account Department 1801 Market Street, Philadelphia, PA 19103
On the Internet http://www.jmsonline.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your Janney Financial Consultant.

Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

© 2005 Dreyfus Service Corporation, Distributor

16 GENERAL MONEY MARKET FUNDS

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

Seeking current income exempt from federal and Connecticut state income taxes, and liquidity, by invest- ing in short-term, high quality municipal obligations.

PROSPECTUS February 1, 2005 As revised March 1, 2005
Contents

THE FUND
Goal/Approach	2
Main Risks	2
Past Performance	2
Expenses	3
Management	3
Financial Highlights	4

YOUR INVESTMENT
Account Policies	4
Distributions and Taxes	5

FOR MORE INFORMATION See back cover.

This prospectus to be used only by clients of Janney Montgomery Scott LLC.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

Dreyfus Connecticut Municipal Money Market Fund, Inc.

Ticker Symbol: DRCXX

GOAL/APPROACH

The fund is a money market fund that seeks to maintain a $1.00 price per share. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The fund seeks as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Connecticut state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Connecticut state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the fund manager believes acceptable Connecticut municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield
  Connecticut's economy and revenues underlying its municipal obligations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund's holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

2 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

Average annual total returns
as of 12/31/04
1 Year	5 Years	10 Years

0.60%	1.48%	2.18%

The fund's 7-day yield on 12/31/04 was 1.18% . The fund's yield was increased by 0.03% due to a voluntary fee waiver in effect. For the fund's current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Shareholder Services fee	0.06%
Other expenses	0.08%

Total	0.64%

For the fiscal year ended September 30, 2004, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.49%, reducing total expenses from 0.64% to 0.63% . This waiver was voluntary.

Expense example
1 Year	3 Years	5 Years	10 Years

$65	$205	$357	$798

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund's yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund's distributor for shareholder account service and maintenance.

"Other expenses" borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

MANAGEMENT

Investment Adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $158 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.49% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $4.0 trillion of assets under management, administration or custody, including approximately $707 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus funds and the Dreyfus Founders funds (together, the funds). In September 2004, plaintiffs served a consolidated amended complaint (the amended complaint) on behalf of a purported class of all persons who acquired interests in any of the funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the funds. The amended complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation (DSC), Premier Mutual Fund Services, Inc. and two additional fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the funds that were closed to new investors. The amended complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims

3 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

in this litigation are asserted derivatively on behalf of the funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the amended complaint on November 12, 2004, and those motions are pending. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse effect on the funds or Dreyfus' ability to perform its contract with the funds.

Distributor

The fund's distributor is DSC, a wholly owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any shareholder services fees or other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeep-

ing and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of Ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

		Year Ended September 30,
	2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.005	.006	.010	.027	.031
Distributions: Dividends from investment income — net	(.005)	(.006)	(.010)	(.027)	(.031)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.47	.57	.99	2.70	3.19

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.65	.65	.61	.68
Ratio of net expenses to average net assets	.63	.64	.64	.61	.65
Ratio of net investment income to average net assets	.47	.58	1.00	2.60	3.15

Net assets, end of period ($ x 1,000)	146,056	160,715	197,363	254,824	200,892

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums

4 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Brokers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative for further information.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts
  delay sending out redemption proceeds for up to seven days (gen- erally applies only during unusual market conditions or in cases of very large redemptions, or excessive trading)
  "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund oper- ations (for example, if it exceeds 1% of the fund's assets)

The fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

DISTRIBUTION AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal and Connecticut personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Connecticut personal income tax purposes, distributions derived from interest on municipal securities of Connecticut issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Connecticut personal income tax.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

5 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

For More Information

Dreyfus Connecticut Municipal Money Market Fund, Inc.

SEC file number: 811-3207

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, on its Web site at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose on the Web site its complete schedule of portfolio holdings as of the end of such quarter. A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available (i) in the fund's SAI, and (ii) on the fund's Web site at www.dreyfus.com.

CONTACT JANNEY MONTGOMERY SCOTT LLC:
By Telephone
Call your Janney Financial Consultant or 800-JANNEYS.
By Mail
Janney Montgomery Scott LLC, Attn: Central Asset Account Department
1801 Market Street, Philadelphia, PA 19103
On the Internet
http://www.jmsonline.com
You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your Janney Financial Consultant.
Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov
You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC
20549-0102.

© 2005 Dreyfus Service Corporation, Distributor

6 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

Seeks current income exempt from federal income tax, and liquidity, by investing in short-term, high quality municipal obligations

PROSPECTUS November 1, 2005

Contents

THE FUND
Goal/Approach	2
Main Risks	2
Past Performance	2
Expenses	3
Management	3
Financial Highlights	4

YOUR INVESTMENT
Account Policies	5
Distribution and Taxes	5

FOR MORE INFORMATION See back cover.

This prospectus to be used only by clients of Janney Montgomery Scott LLC.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1 DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund seeks to maintain a $1.00 price per share, and is subject to strict federal requirements requiring it to maintain an average dollar-weighted portfolio maturity of 90 days or less and to buy individual securities that have remaining maturities of 13 months or less.

To pursue this goal, the fund normally invests at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax and which enable the fund's shares to be exempt from the Florida intangible personal property tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal income tax and Florida intangible personal property tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments and municipal obligations that pay income exempt from federal income tax, but which may subject the fund's shares to the Florida intangible personal property tax, including when the fund manager believes that acceptable Florida municipal obligations are unavailable for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default
  Florida's economy and revenues underlying its municipal obliga- tions may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

2 DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

Average annual total returns
as of 12/31/04
1 Year	5 Years	10 Years

0.69%	1.65%	2.36%

For the fund's current yield, call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Shareholder Services fee	0.02%
Other expenses	0.08%

Total	0.60%

For the fiscal year ended June 30, 2005, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.49%, reducing total expenses from 0.60% to 0.59% . This waiver was voluntary.

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund's yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund's distributor for shareholder account service and maintenance.

"Other expenses" borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

MANAGEMENT

Investment Adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $170 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.49% of the fund's average daily net assets. A discussion regarding the basis for the board's approving the fund's management agreement with Dreyfus is available in the fund's annual report for the fiscal year ended June 30, 2005. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $4.5 trillion in assets under management, administration or custody, including $766 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity. In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the Funds) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the Amended Complaint) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleged violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs sought to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claimed, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs asserted that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further alleged

3 DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors. The Amended Complaint sought compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation were asserted derivatively on behalf of the Funds named as nominal defendants. With respect to such derivative claims, no relief was sought against the Funds. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. In a Memorandum Opinion dated September 28, 2005, the Court dismissed all of the claims except for a claim against Dreyfus under the 1940 Act, which alleged that Dreyfus had breached a duty to the Funds by charging advisory fees that were excessive. The Court dismissed certain claims on the grounds that they were derivative in nature and that plaintiffs had not pled facts that would excuse their failure to make pre-litigation demand on the boards of the Funds. Plaintiffs were given permission to file an amended claim if they had other grounds to excuse their failure to make demand. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus' ability to perform its contract with the Funds.

Distributor

The fund's distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any shareholder services fees or other expenses paid by the fund. These additional payments may be made to intermedi-

aries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of Ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to com ply with the code's preclearance and disclosure procedures. The pri mary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

			Year Ended June 30,
	2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.013	.005	.008	.015	.033
Distributions: Dividends from investment income — net	(.013)	(.005)	(.008)	(.015)	(.033)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.26	.49	.82	1.46	3.34

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.61	.63	.62	.64
Ratio of net expenses to average net assets	.59	.60	.60	.59	.60
Ratio of net investment income to average net assets	1.27	.49	.80	1.43	3.26

Net assets, end of period ($ x 1,000)	332,629	312,129	265,683	215,333	219,044

4 DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. The fund's portfolio securities are valued based on amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Your broker may charge transaction fees and may set minimum investments or limitations on buying or selling shares. Consult a representative for further information.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  "redeem in kind," or make payments in portfolio securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

The fund may also process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so.

DISTRIBUTION AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal income tax, and that its shares will be exempt from the Florida intangible personal property tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

5 DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them. The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

For More Information

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. The fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter. A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

CONTACT JANNEY MONTGOMERY SCOTT LLC:
By Telephone
Call your Janney Financial Consultant or 800-JANNEYS.
By Mail
Janney Montgomery Scott LLC,
Attn: Central Asset Account Department
1801 Market Street, Philadelphia, PA 19103
On the Internet
http://www.jmsonline.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your Janney Financial Consultant.

Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

© 2005 Dreyfus Service Corporation, Distributor

6 DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

DREYFUS
MASSACHUSETTS	MUNICIPAL
MONEY MARKET	FUND

DREYFUS
NEW JERSEY MUNICIPAL
MONEY MARKET	FUND, INC.

Two investment choices seeking current income, safety of principal, and liquidity, by investing in high quality, short-term municipal obligations.

PROSPECTUS June 1, 2005

Contents

THE FUNDS
Introduction	2
Dreyfus Massachusetts Municipal Money Market Fund	2
Dreyfus New Jersey Municipal Money Market Fund	4
Management	5
Financial Highlights	6

YOUR INVESTMENT
Account Policies	7
Distribution and Taxes	7

FOR MORE INFORMATION See back cover.

This combined prospectus to be used only by clients of Janney Montgomery Scott LLC.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1 DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND AND DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for your convenience so that you can consider two investment choices in one document.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each fund strives to reach its stated goal, although as with all mutual funds, no fund can offer guaranteed results.

As a money market fund, each fund seeks to maintain a $1.00 price per share and is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal personal income tax, including when the portfolio manager believes acceptable Massachusetts municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield
  Massachusetts's economy and revenues underlying its municipal obligations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund's holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

2 DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND AND DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The fund's year-to-date total return as of 3/31/05 was 0.30% .

Average annual total returns
as of 12/31/04
1 Year	5 Years	10 Years

0.59%	1.56%	2.24%

For the fund's current yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fee	0.50%
Shareholder Services fee	0.04%
Other expenses	0 .1 1%

Total	0.65%

Expense example
1 Year	3 Years	5 Years	10 Years

$66	$208	$362	$810

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund's yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund's distributor for shareholder account service and maintenance.

"Other expenses" borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, record keeping and/or sub-transfer agency services to beneficial owners of the fund.

3 DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND AND DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal personal income tax, including when the portfolio manager believes acceptable New Jersey municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield
  New Jersey's economy and revenues underlying its municipal obligations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund's holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The fund's year-to-date total return as of 03/31/05 was 0.29% .

Average annual total returns
as of 12/31/04
1 Year	5 Years	10 Years

0.58%	1.48%	2.16%

For the fund's current 7-day yield, please call toll-free: 1-800-645-6561.

4 DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND AND DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fee	0.50%
Shareholder Services fee	0.06%
Other expenses	0.09%

Total	0.65%

Expense example
1 Year	3 Years	5 Years	10 Years

$66	$208	$362	$810

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund's yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund's distributor for shareholder account service and maintenance.

"Other expenses" borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

MANAGEMENT

Investment Adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $159 billion in approximately 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $4.0 trillion of assets under management, administration or custody, including approximately $729 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus funds and the Dreyfus Founders funds (together, the funds) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a consolidated amended complaint (the amended complaint) on behalf of a purported class of all persons who acquired interests in any of the funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the funds. The amended complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation (DSC), Premier Mutual Fund Services, Inc. and two additional fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the funds that were closed to new investors. The amended complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the amended complaint on November 12, 2004, and those motions are pending.

5 DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND AND DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse effect on the funds or Dreyfus' ability to perform its contract with the funds.

Distributor

Each fund's distributor is DSC, a wholly owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any shareholder services fees or other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of Ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

FINANCIAL HIGHLIGHTS

The following tables describe each fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These

		Year Ended January 31,
Dreyfus Massachusetts Municipal Money Market Fund	2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.006	.005	.009	.022	.034
Distributions: Dividends from investment income — net	(.006)	(.005)	(.009)	(.022)	(.034)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.65	.48	.88	2.20	3.50

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65	.62	.60	.58	.59
Ratio of net investment income to average net assets	.62	.48	.88	2.15	3.44

Net assets, end of period ($ x 1,000)	137,292	188,232	223,456	276,985	257,911

			Year Ended January 31,
Dreyfus New Jersey Municipal Money Market Fund	2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.006	.005	.008	.020	.033
Distributions: Dividends from investment income — net	(.006)	(.005)	(.008)	(.020)	(.033)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.64	.46	.83	2.06	3.32

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65	.64	.65	.65	.67
Ratio of net expenses to average net assets	.65	.64	.65	.65	.67
Ratio of net investment income to average net assets	.63	.46	.83	2.04	3.25

Net assets, end of period ($ x 1,000)	342,316	372,384	427,000	468,492	439,244

6 DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND AND DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

figures have been independently audited by Ernst & Young LLP, whose report for each fund, along with each fund's financial statements, is included in the fund's annual report, which is available upon request.

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in either fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Your broker may charge transaction fees and may set minimum investments or limitations on buying or selling shares. Consult a representative for further information.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts
  delay sending out redemption proceeds for up to seven days (gen- erally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund oper- ations (for example, if it exceeds 1% of the fund's assets)

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

DISTRIBUTION AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Each fund anticipates that virtually all dividends paid will be exempt from federal and, for Massachusetts residents, Massachusetts personal income taxes, and, for New Jersey residents, New Jersey personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

7 DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND AND DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

For Massachusetts and New Jersey personal income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers or New Jersey issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to state personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

For More Information

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance and lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI for each fund is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). Each SAI is incorporated by reference (is legally considered part of this combined prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, 15 days following the end of each calendar quarter, each fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the respective fund's SAI.

CONTACT JANNEY MONTGOMERY SCOTT LLC:

By Telephone
Call your Janney Financial Consultant or 800-JANNEYS.
By Mail
Janney Montgomery Scott LLC, Attn: Central Asset Account Department
1801 Market Street, Philadelphia, PA 19103
On the Internet
http://www.jmsonline.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the fund by contacting your Janney Financial Consultant.

Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

© 2005 Dreyfus Service Corporation, Distributor

8 DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND AND DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Seeks current income exempt from federal and Pennsylvania state income taxes, and liquidity, by invest- ing in short-term, high quality municipal obligations.

PROSPECTUS February 1, 2005 As revised March 1, 2005
Contents

THE FUND
Goal/Approach	2
Main Risks	2
Past Performance	2
Expenses	3
Management	3
Financial Highlights	4

YOUR INVESTMENT
Account Policies	4
Distributions and Taxes	5

FOR MORE INFORMATION See back cover.

This prospectus to be used only by clients of Janney Montgomery Scott LLC.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1 DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

GOAL/APPROACH

The fund is a money market fund that seeks to maintain a $1.00 price per share. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Pennsylvania state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the fund manager believes acceptable Pennsylvania municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield
  Pennsylvania's economy and revenues underlying its municipal obligations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund's holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

2 DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Average annual total returns
as of 12/31/04
1 Year	5 Years	10 Years

0.59%	1.56%	2.29%

The fund's 7-day yield on 12/31/04 was 1.23% . For the fund's current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Shareholder Services fee	0.04%
Other expenses	0.17%

Total	0.71%

Expense example
1 Year	3 Years	5 Years	10 Years

$73	$227	$395	$883

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund's yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund's distributor for shareholder account service and maintenance.

"Other expenses" borne by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

MANAGEMENT

Investment Adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $158 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $4.0 trillion of assets under management, administration or custody, including approximately $707 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus funds and the Dreyfus Founders funds (together, the funds). In September 2004, plaintiffs served a consolidated amended complaint (the amended complaint) on behalf of a purported class of all persons who acquired interests in any of the funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the funds. The amended complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation (DSC), Premier Mutual Fund Services, Inc. and two additional fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the funds that were closed to new investors. The amended complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims

3 DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

in this litigation are asserted derivatively on behalf of the funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the amended complaint on November 12, 2004, and those motions are pending. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse effect on the funds or Dreyfus' ability to perform its contract with the funds.

Distributor

The fund's distributor is DSC, a wholly owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any shareholder services fees or other expenses paid by the fund. These addi-

tional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These pay-

ments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of Ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

		Year Ended September 30,
	2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.004	.006	.010	.029	.033
Distributions: Dividends from investment income — net	(.004)	(.006)	(.010)	(.029)	(.033)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.44	.57	1.04	2.95	3.32

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.73	.71	.65	.67
Ratio of net expenses to average net assets	.71	.73	.71	.65	.67
Ratio of net investment income to average net assets	.44	.57	1.04	2.91	3.25

Net assets, end of period ($ x 1,000)	75,038	79,501	80,625	94,920	93,058

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

4 DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Your broker may charge transaction fees and may set minimum investments or limitations on buying or selling shares. Consult a representative for further information.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts
  delay sending out redemption proceeds for up to seven days (gen- erally applies only during unusual market conditions or in cases of very large redemptions, or excessive trading)
  "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund oper- ations (for example, if it exceeds 1% of the fund's assets)

The fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal and Pennsylvania personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Pennsylvania personal income tax purposes, distributions derived from interest on municipal securities of Pennsylvania issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Pennsylvania personal income tax.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

5 DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

For More Information

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, on its Web site at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose on the Web site its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available (i) in the fund's SAI, and (ii) on the fund's Web site at www.dreyfus.com.

CONTACT JANNEY MONTGOMERY SCOTT LLC:
By Telephone
Call your Janney Financial Consultant or 800-JANNEYS.
By Mail
Janney Montgomery Scott LLC, Attn: Central Asset Account Department
1801 Market Street, Philadelphia, PA 19103
On the Internet
http://www.jmsonline.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your Janney Financial Consultant.

Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

© 2005 Dreyfus Service Corporation, Distributor

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THIS IS NOT A PROSPECTUS. SEE INSIDE FOR PROSPECTUSES.

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THIS IS NOT A PROSPECTUS. SEE INSIDE FOR PROSPECTUSES.

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THIS IS NOT A PROSPECTUS. SEE INSIDE FOR PROSPECTUSES.

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